CONTRACTS RECEIVABLE NET (Details 2) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CONTRACTS RECEIVABLE NET
Revenue from 2019 FMP "smart campus" contract	$ 0	$ 710,072
2017 FMP contract post-installation maintenance fee revenue	100,315	94,771
2019 FMP contract post-installation maintenance fee revenue	93,688	88,510
Total revenue from FMP "smart campus" contracts	$ 194,003	$ 893,353